SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHICAL CUSTOMER LOCATIONS (Details) $ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 7,927	$ 10,742	$ 8,814	$ 13,668	$ 18,032	$ 18,631	$ 14,764
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		6,981	5,426	8,331	10,991	11,443	8,975
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		3,761	3,388	5,337	7,041	7,188	5,789
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		4,316	6,340	9,982	13,169	10,134	6,440
MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue		4,723	843	772	1,018	4,264	4,877
Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue		1,703	1,631	$ 2,914	3,845	4,233	3,447
Cleaning Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue		6,981	5,426		10,991	11,443	8,975
Cleaning Systems [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		6,981	5,426		10,991	11,443	8,975
Cleaning Systems [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Cleaning Systems [Member] | SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		555	2,952		6,128	2,946	651
Cleaning Systems [Member] | MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue		4,723	843		1,018	4,264	4,877
Cleaning Systems [Member] | Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue		1,703	1,631		3,845	4,233	3,447
Dishware Washing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue		3,761	3,388		7,041	7,188	5,789
Dishware Washing Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Dishware Washing Services [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		3,761	3,388		7,041	7,188	5,789
Dishware Washing Services [Member] | SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		3,761	3,388		7,041	7,188	5,789
Dishware Washing Services [Member] | MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue
Dishware Washing Services [Member] | Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue